Prepaid expenses and other assets (Details) - BRL (R$)		Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses And Other Assets
Costs incurred for the issuance of shares	[1]		R$ 5,159
Refundable obligations		15,640	11,166
Advance payments	[2]	16,466	515
Others		2,955	1,763
Prepaid expenses and other assets		35,060	18,603
Current		30,286,000	18,019,000
Non-current		R$ 4,774	R$ 584

[1]	Refers mainly to legal and accounting advisory.
[2]	Refers mainly to insurance policy paid in advance that amounts R$15,065 and to social benefits paid in advance to employees